Operations of the company	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operations of the company
Note 1 — Operations of the Company
The Company is a leading global cannabis company, delivering a vertically integrated platform with a broad omnichannel distribution footprint and a diversified portfolio of brands and products serving consumers and patients, with a mission to improve lives by providing clarity around cannabis and confidence around consumption.
The Company’s global brand portfolio consists of Adven, Anthem, Curaleaf, Find, Four20 Pharma, Grassroots, Green Britannia, Huala, JAMS, Reef and Select.
Domestic Operations:
In the United States (“U.S.”), the Company serves the medical and adult-use cannabis markets through retail and wholesale channels. As of December 31, 2025, the Company’s U.S. operations, conducted by the Company and/or its affiliates, spanned 15 states and included 159 dispensaries, 15 cultivation sites and 18 manufacturing facilities.
International Operations:
The Company’s international operations extend to cultivation, processing, manufacturing and distribution in several key markets:
•Cultivation: The Company operates licensed cultivation facilities in Portugal and Canada.
•Processing and Manufacturing: Pharma-grade cannabis processing and manufacturing facilities are maintained in Germany, Spain, Canada, Portugal and the United Kingdom (“U.K.”).
•Wholesale Distribution: The Company supplies cannabis on a wholesale basis to Australia, New Zealand, the U.K. and various European countries, including Germany, Italy, Poland, the Czech Republic, Switzerland, Sweden and Norway.
•Retail Sales: In the U.K., the Company operates a medical cannabis clinic and holds a pharmacy license, which enables the direct retail supply of medical cannabis to patients.
The Company’s subordinate voting shares (“SVS”) are listed on the Toronto Stock Exchange (the “TSX”) under the symbol “CURA” and quoted on the OTCQX® Best Market under the symbol “CURLF”.
The principal business address of the Company is located at 290 Harbor Drive, Stamford, Connecticut 06902. The Company’s registered and records office address is located at Suite 1700-666 Burrard Street, Vancouver, British Columbia, Canada.